Fair Value Measurements - Summary Of Change in Fair Value of Derivative Liabilities (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021
Rigetti Computing, Inc [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Transfer of Public Warrants to Level 1 Measurement	$ 0
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance		$ 0
Change in fair value of derivative liabilities - Level 3		6,397,000
Transfer of Public Warrants to Level 1 Measurement		(9,056,250)
Derivative liabilities, ending balance- Level 3	10,546,500	10,546,500
Fair Value, Inputs, Level 3 | Rigetti Computing, Inc [Member] | Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0		$ 26,892,459
Issuance			0
Settlement			(26,892,459)
Change in fair value of derivative liabilities - Level 3			0
Derivative liabilities, ending balance- Level 3			0
Fair Value, Inputs, Level 3 | Rigetti Computing, Inc [Member] | Simple Agreement For Future Equity [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0		1,882,397
Settlement			(1,882,397)
Derivative liabilities, ending balance- Level 3			0
Fair Value, Inputs, Level 3 | Rigetti Computing, Inc [Member] | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0		0
Issuance	2,690,574
Settlement	0
Change in fair value of derivative liabilities - Level 3	1,664,133
Derivative liabilities, ending balance- Level 3	4,354,707	4,354,707	0
Fair Value, Inputs, Level 3 | Rigetti Computing, Inc [Member] | Forward Warrant Agreement [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0		0
Issuance	400,000
Settlement	0
Change in fair value of derivative liabilities - Level 3	(170,000)
Derivative liabilities, ending balance- Level 3	$ 230,000	230,000	$ 0
Fair Value, Inputs, Level 3 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance		8,711,250
Fair Value, Inputs, Level 3 | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance		$ 4,494,500